Note 12 - Equity Incentive Plans (Details) - There were no options granted to officers, employees, directors and consultants in the year ended De	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
There were no options granted to officers, employees, directors and consultants in the year ended De [Abstract]
Risk free interest rate	1.97%	1.97%	1.95%	2.10%
Expected stock price volatility	89.96%	95.09%	89.10%	93.55%
Expected term (years)	8 years 321 days	5 years 138 days	6 years 47 days	5 years 259 days